EV TRADITIONAL STOCK FUND

        Supplement to Statement of Additional Information
                              dated
                          April 1, 1995

The following is added to "Investment Objective, Policies and Restrictions":

     The Fund provides investors with an opportunity to own some of the largest and best known companies in America.

The following is added to "Investment Adviser and Administrator":


     Eaton Vance is among the oldest mutual funds organizations in the country. As an experienced mutual fund provider, Eaton Vance has contributed to making the securities market more widely accessible to investors. Eaton Vance equity funds provide a way to take advantage of the potentially higher returns of individual stocks. Eaton Vance has a staff of more than 25 investment professionals specializing in security analysis and equity management.

     The Eaton Vance investment process stresses intensive fundamental research. Portfolios are built on a stock-by-stock basis and the process includes visits to companies under consideration. The process also focuses on well-managed companies with the following characteristics: strong underlying value or franchise; solid earnings growth; steady cash flow, strong balance sheet; innovative products or services; potential for sustained growth; seasoned, creative management; or ability to survive variable market conditions.

     By investing in diversified portfolios and employing prudent and professional management, Eaton Vance mutual funds can provide attractive return, while exposing shareholders to less risk than if they were to build investment portfolios on their own. Eaton Vance employs rigorous buy and sell disciplines. For instance, purchases are made with an eye to both relative and absolute growth rates and price/earning ratios, and sales are made when a stock is fully valued, fundamentals deteriorate, management fails to execute its strategy, or more attractive alternatives are available.

     Eaton Vance and its affiliates act as adviser to over 150 mutual funds, individual and various institutional accounts, including corporations, hospitals, retirement plans, universities, foundations and trusts. Eaton Vance mutual funds feature international equities, domestic equities and tax-free U.S. government and corporate bonds. Lloyd George Management, an investment management firm based in Hong Kong, has advised Eaton Vance's international equity funds since 1992. Lloyd George's staff includes 11 highly qualified investment professionals who manage $U.S. 1.3 billion. Lloyd George analysts cover East Asia, the India subcontinent, Russia and Eastern Europe, Latin America, Australia and New Zealand from offices in Hong Kong, London and Bombay. Eaton Vance mutual funds are distributed by Eaton Vance Distributors both within the United States and offshore.

     Eaton Vance Distributors believes that an investment professional can provide valuable services to you to help you reach your investment goals. Meeting investment goals requires time, objectivity and investment savvy. Before making an investment recommendation, a representative can help you carefully consider your short- and long-term financial goals, your tolerance for investment risk, your investment time frame, and other investments you may already own. Your professional investment representatives are knowledgeable about financial markets, as well as the wide range of investment opportunities available. A representative can help you decide when to buy, sell or persevere with your investments. A professional investment representative can provide you with tailored financial advice.

The following is added to "Investment Performance":

     The Fund may provide information to investors concerning the volatility or beta of the Fund. Beta is a measure of risk which shows the Fund's volatility relative to the Standard & Poor's 500 Composite Index, an unmanaged index of common stocks (and a commonly used measure of U.S. stock market performance). A fund with a beta of 1 would perform exactly like the market index; a beta of 2 would mean its performance was twice as volatile as the index, positive or negative. The Fund may also provide information concerning its portfolio turnover rate and dividend paying record (or the record of issuers in which the Fund may invest) in information provided to investors.


February 12, 1996

                EV TRADITIONAL TOTAL RETURN FUND

        Supplement to Statement of Additional Information
                              dated
                           May 1, 1995

The following is added to "Investment Adviser and Administrator":


     Eaton Vance is among the oldest mutual funds organizations in the country. As an experienced mutual fund provider, Eaton Vance has contributed to making the securities market more widely accessible to investors. Eaton Vance equity funds provide a way to take advantage of the potentially higher returns of individual stocks. Eaton Vance has a staff of more than 25 investment professionals specializing in security analysis and equity management.

     The Eaton Vance investment process stresses intensive fundamental research. Portfolios are built on a stock-by-stock basis and the process includes visits to companies under consideration. The process also focuses on well-managed companies with the following characteristics: strong underlying value or franchise; solid earnings growth; steady cash flow, strong balance sheet; innovative products or services; potential for sustained growth; seasoned, creative management; or ability to survive variable market conditions.

     By investing in diversified portfolios and employing prudent and professional management, Eaton Vance mutual funds can provide attractive return, while exposing shareholders to less risk than if they were to build investment portfolios on their own. Eaton Vance employs rigorous buy and sell disciplines. For instance, purchases are made with an eye to both relative and absolute growth rates and price/earning ratios, and sales are made when a stock is fully valued, fundamentals deteriorate, management fails to execute its strategy, or more attractive alternatives are available.

     Eaton Vance and its affiliates act as adviser to over 150 mutual funds, individual and various institutional accounts, including corporations, hospitals, retirement plans, universities, foundations and trusts. Eaton Vance mutual funds feature international equities, domestic equities and tax-free U.S. government and corporate bonds. Lloyd George Management, an investment management firm based in Hong Kong, has advised Eaton Vance's international equity funds since 1992. Lloyd George's staff includes 11 highly qualified investment professionals who manage $U.S. 1.3 billion. Lloyd George analysts cover East Asia, the India subcontinent, Russia and Eastern Europe, Latin America, Australia and New Zealand from offices in Hong Kong, London and Bombay. Eaton Vance mutual funds are distributed by Eaton Vance Distributors both within the United States and offshore.

     Eaton Vance Distributors believes that an investment professional can provide valuable services to you to help you reach your investment goals. Meeting investment goals requires time, objectivity and investment savvy. Before making an investment recommendation, a representative can help you carefully consider your short- and long-term financial goals, your tolerance for investment risk, your investment time frame, and other investments you may already own. Your professional investment representatives are knowledgeable about financial markets, as well as the wide range of investment opportunities available. A representative can help you decide when to buy, sell or persevere with your investments. A professional investment representative can provide you with tailored financial advice.


The following is added to "Investment Performance":

     The Fund may provide information to investors concerning the volatility or beta of the Fund. Beta is a measure of risk which shows the Fund's volatility relative to the Standard & Poor's 500 Composite Index, an unmanaged index of common stocks (and a commonly used measure of U.S. stock market performance). A fund with a beta of 1 would perform exactly like the market index; a beta of 2 would mean its performance was twice as volatile as the index, positive or negative. The Fund may also provide information concerning its portfolio turnover rate and dividend paying record (or the record of issuers in which the Fund may invest) in information provided to investors. The Fund may also provide information on the utilities industry in general and the demand for utility services.








February 12, 1996

                  EV TRADITIONAL INVESTORS FUND

        Supplement to Statement of Additional Information
                              dated
                          June 1, 1995

The following is added to "Investment Objectives, Policies and Restrictions":

     The Fund is intended to provide an "all-in-one" portfolio for a sensible approach to asset allocation: stocks for growth; stocks and bonds for current income; and money market securities, when necessary, to provide stability. The Investment Adviser believes the Fund offers a way to participate in the stock market without full exposure to downside fluctuations.

The following is added to "Investment Adviser and Administrator":


     Eaton Vance is among the oldest mutual funds organizations in the country. As an experienced mutual fund provider, Eaton Vance has contributed to making the securities market more widely accessible to investors. Eaton Vance equity funds provide a way to take advantage of the potentially higher returns of individual stocks. Eaton Vance has a staff of more than 25 investment professionals specializing in security analysis and equity management.

     The Eaton Vance investment process stresses intensive fundamental research. Portfolios are built on a stock-by-stock basis and the process includes visits to companies under consideration. The process also focuses on well-managed companies with the following characteristics: strong underlying value or franchise; solid earnings growth; steady cash flow, strong balance sheet; innovative products or services; potential for sustained growth; seasoned, creative management; or ability to survive variable market conditions.

     By investing in diversified portfolios and employing prudent and professional management, Eaton Vance mutual funds can provide attractive return, while exposing shareholders to less risk than if they were to build investment portfolios on their own. Eaton Vance employs rigorous buy and sell disciplines. For instance, purchases are made with an eye to both relative and absolute growth rates and price/earning ratios, and sales are made when a stock is fully valued, fundamentals deteriorate, management fails to execute its strategy, or more attractive alternatives are available.

     Eaton Vance and its affiliates act as adviser to over 150 mutual funds, individual and various institutional accounts, including corporations, hospitals, retirement plans, universities, foundations and trusts. Eaton Vance mutual funds feature international equities, domestic equities and tax-free U.S. government and corporate bonds. Lloyd George Management, an investment management firm based in Hong Kong, has advised Eaton Vance's international equity funds since 1992. Lloyd George's staff includes 11 highly qualified investment professionals who manage $U.S. 1.3 billion. Lloyd George analysts cover East Asia, the India subcontinent, Russia and Eastern Europe, Latin America, Australia and New Zealand from offices in Hong Kong, London and Bombay. Eaton Vance mutual funds are distributed by Eaton Vance Distributors both within the United States and offshore.

     Eaton Vance Distributors believes that an investment professional can provide valuable services to you to help you reach your investment goals. Meeting investment goals requires time, objectivity and investment savvy. Before making an investment recommendation, a representative can help you carefully consider your short- and long-term financial goals, your tolerance for investment risk, your investment time frame, and other investments you may already own. Your professional investment representatives are knowledgeable about financial markets, as well as the wide range of investment opportunities available. A representative can help you decide when to buy, sell or persevere with your investments. A professional investment representative can provide you with tailored financial advice.

The following is added to "Investment Performance":

     The Fund may provide information to investors concerning the volatility or beta of the Fund. Beta is a measure of risk which shows the Fund's volatility relative to the Standard & Poor's 500 Composite Index, an unmanaged index of common stocks (and a commonly used measure of U.S. stock market performance). A fund with a beta of 1 would perform exactly like the market index; a beta of 2 would mean its performance was twice as volatile as the index, positive or negative. The Fund may also provide information concerning its portfolio turnover rate and dividend paying record (or the record of issuers in which the Fund may invest) in information provided to investors.







February 12, 1996